Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026
Property and Equipment, Net
Property and equipment, gross	$ 28,553	$ 28,553
Less: accumulated depreciation and amortization	(25,280)	(23,095)
Property and equipment, net	3,273	5,458	$ 283
Depreciation and amortization expense	2,200	2,900
Impairment loss recognized	0	1,200
Research equipment
Property and Equipment, Net
Property and equipment, gross	18,150	18,150
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	9,309	9,309
Computer equipment
Property and Equipment, Net
Property and equipment, gross	908	908
Furniture and fixtures
Property and Equipment, Net
Property and equipment, gross	$ 186	$ 186